UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code:	(317) 917-7000

Anthony J. Ghoston

President

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.
Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Sound Mind Investing Fund

PROSPECTUS

_____________, 2005

422 Washington Street

Columbus, IN 47201

(877) SMI-Fund (877-764-3863)

www.smifund.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS

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RISK/RETURN SUMMARY

Investment Objective

Sound Mind Investing Fund (the “Fund”) seeks to provide long-term capital appreciation.

Principal Strategies

The Fund seeks to achieve its objective by investing in a diversified portfolio of at least 20 other investment companies using a “fund upgrading” strategy. The fund upgrading investment approach is a systematic investment approach that is based on the belief of the Fund’s advisor, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of mutual funds, and standing ready to move assets into the funds deemed by the advisor to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The Fund typically will invest in underlying funds in the following categories: small-cap growth, small-cap value, mid- to large-cap growth, mid- to large-cap value, and international. In selecting funds for investment, the advisor begins by ranking over 1,000 underlying funds by type and according to their risk characteristics into the categories described above. Underlying funds normally referred to by the general investing public as “mid-cap” are typically included in the large-cap risk categories. Likewise, funds that are not managed with either a clear growth or value investment strategy, often called “core” or “blend” funds, are typically included by the advisor in the “growth” categories. The advisor believes that defining these categories broadly makes a wide range of investment opportunities available to the Fund, while still maintaining some measure of diversification among underlying funds focused on various types of investments. The advisor believes that its model also provides a measure of asset class diversification as the Fund owns, at any given time, a mixture of foreign and domestic investments, as well as a mixture of funds that invest in both larger and smaller stocks. In addition, the advisor also believes that the Fund benefits from diversification among various management styles (i.e., “growth” funds, “value” funds, and other management styles). The total amount invested in each risk category may vary based on the advisor’s assessment of current economic and market conditions. The advisor reserves the right to modify its asset allocation models.

Once categorized, the advisor determines the funds it believes are demonstrating superior current performance, based on the Advisor’s performance model and screening process. The Fund typically will purchase shares of highly ranked funds in each category. Although current performance is the primary consideration, other criteria may also be considered once the advisor has identified the most attractive prospective purchases. These secondary criteria include, but are not limited to: a fund’s asset level and flows, management characteristics and experience, redemption or other fee policies, and historical volatility. In addition, because the advisor’s approach involves buying and selling funds regularly as conditions dictate, the advisor typically will purchase only no-load and load-waived funds, although the underlying fund’s expense ratio will not be a limiting factor.

The advisor believes that while market and economic conditions are constantly changing, most fund managers rarely change their investment approach. As a result, funds that lead their peer group under one set of economic conditions often lag their peer group when those conditions change, and few funds are consistent leaders during all types of market conditions. The advisor believes that the best approach is to constantly strive to own only those funds that are currently demonstrating market leadership. As conditions change, the advisor’s upgrading strategy takes assets from those funds that performed well under the previous economic

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and market conditions, and gradually redeploys them into other funds better suited to the newly emerging economic and market conditions. This approach utilizes the talents of the mutual fund world’s top managers within their specific areas of expertise, while seeking to direct assets only to those managers whose funds are particularly well suited to the current economic and market environment.

The Fund may invest in various types of investment companies, including open end mutual funds and exchanged-traded funds (“ETFs”). The underlying mutual funds and ETFs may invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. These other investment companies may use derivatives, such as call and put options. In addition, the Fund may also invest directly in options on securities indices. A portion of the Fund’s assets may be invested in short-term cash instruments including repurchase agreements, short-term debt instruments, and money market funds, pending selection of other investment companies that meet the advisor’s investment criteria.

The advisor expects that the Fund will experience a high portfolio turnover rate, over 100%. You may incur expenses associated with frequent capital gains distributions by the underlying funds, and could incur higher transaction costs because of high portfolio turnover in the underlying funds. Because the Fund will bear its share of the fees and expenses of the underlying funds, you will pay higher expenses than would be the case if you invested directly in these funds. The Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. Although the Fund will invest primarily in no-load or load-waived mutual funds, the Fund is not precluded from investing in underlying mutual funds with sales-related expenses, including redemption fee and/or 12b-1 service fees in excess of 0.25%.

The upgrading strategy used by the advisor is similar to that used by Sound Mind Investing Newsletter, a monthly publication that provides performance data on various investment companies, including mutual funds, and includes rankings and recommendations. The publisher of the Newsletter is, indirectly, a controlling person of the advisor. Although underlying funds purchased by the Fund will generally be highly ranked in the Newsletter, the Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but available to the Fund, such as load-waived and institutional share classes. While the Newsletter is published once a month, the Fund’s advisor continually monitors the Fund’s investments using a broader fund universe than is typically considered for the Newsletter, and adjusts the Fund’s investments accordingly. As a result, the Fund’s investments may vary from the upgrading funds recommended in the Newsletter.

The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment practicies, policies or decisions of the underlying funds. The Fund’s only option is to liquidate its investment in an underlying fund in the event of dissatisfaction with the fund. An underlying fund may limit the Fund’s ability to sell its shares of the underlying fund at certain times. In these cases, such investments will be considered illiquid. For example, no mutual fund is required to redeem any of its shares owned by the Fund in an amount exceeding 1% of the underlying fund’s shares during any period less than 30 days. As a result, to the extent that the Fund owns more than 1% of the underlying fund’s shares, the Fund may not be able to liquidate those shares promptly in the event of adverse market conditions or other considerations. Up to 10% of the Fund’s total assets (measured at the time of purchase) may be invested in shares of a single underlying fund. The Fund intends to limit its investments in underlying funds so that not more than 3% of the outstanding shares of any underlying fund will be owned by the Fund or its affiliates. The Fund may invest in underlying funds that are permitted to concentrate their assets in a single industry, and may also invest in underlying funds that are not diversified.

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Principal Risks of Investing in the Fund

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Management Risk. The advisor’s strategy may fail to produce the intended results. Additionally, the Fund has a limited operating history and the Fund’s advisor has limited experience managing the assets of a mutual fund. There also is the risk that investment strategies employed by the portfolio managers of the underlying funds may not result in an increase in the value of the underlying funds and, therefore, that the value Fund’s investment in the underlying funds may not increase, or may actually decrease.

•	Investment Company Securities Risks.

1.     Generally. When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition, the Fund may also incur increased trading costs as a result of the continual upgrading strategy.

2.     Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Style Risk. The Fund may invest in other mutual funds that use growth- and/or value-oriented investing styles, or other styles. If the underlying fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the underlying fund’s return and ultimately reducing the Fund’s return, or causing it to lose money on the investment. With respect to underlying value funds, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the advisor believes are their full value. They may even decrease in value.

•	Small- and Mid-Cap Risk. To the extent the Fund invests in other investment companies that invest in small- and mid-cap companies, the Fund will be subject to additional risks. These include:
	•	The earnings and prospects of smaller companies are more volatile than larger companies.

•	Smaller companies may experience higher failure rates than do larger companies.
•

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

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•

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

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Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

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Foreign Securities Risk. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the market of developed countries with more mature economies.

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Concentration Risk. To the extent that underlying investment companies in which the Fund invests concentrate their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

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Derivatives Risk. Some underlying funds may use derivative instruments because their value derives from the value of an underlying asset, currency or index. Investments in these underlying funds may involve the risk that the value of derivatives may rise or fall more rapidly than other invetments, and the risk that an underlying fund may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

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Non-Diversification Risk. Underlying funds in which the Fund invests may be non-diversified under the Investment Company Act of 1940. This means that there is no restriction under the Investment Company Act on how much the underlying fund may invest in the securities of a single issuer. Therefore, the value of the underlying fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

•

Market Timing Risk. Because the Fund does not consider underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

•	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Is the Fund right for you?

The Fund may be suitable for:

•	long-term investors seeking a fund with a capital appreciation investment strategy;

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•	investors who want exposure to a broad range of asset classes within the convenience of a single fund;
•	investors who want to hire a professional to shift their assets between different types of investments as market conditions change; or
•	investors willing to accept price fluctuations in their investment.

General

The investment objective of the Fund may be changed without shareholder approval.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, money market funds, repurchase agreements or money market instruments. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

How has the Fund performed in the past?

The Fund recently commenced operations and, as a result, has no prior performance history.

FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)                                                                                                                                 NONE

Imposed on Purchases

Maximum Deferred Sales Charge (Load)                                                                                                                NONE

Redemption Fee1, 2                                                                                                                                                     2.00%

Exchange Fee                                                                                                                                                              NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) [3]

Management Fee	1.00%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses[4]	0.72%
Total Annual Fund Operating Expenses	1.72%
Fee Waiver[5]	0.22%
Net Expenses	1.50%

1 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, the Fund typically charges a 2.00% redemption fee on shares redeemed within 90 calendar days after they are purchased.

[2]	A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

3 The Fund will indirectly bear its proportionate share of all fees and expenses of the underlying funds in which it invests. Therefore, the Fund will incur higher expenses than indicated in the table above or example below, which do not indicate the fees and expenses of the

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underlying funds. Actual expenses are expected to vary with changes in the allocation of the Fund’s assets among the various underlying funds in which it invests.

4 Based on estimated amounts for the initial fiscal year.

5 The advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses), taxes and extraordinary expenses, do not exceed 1.50% of the Fund’s average daily net assets through _______, 2007. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurs, provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

Example:

Based on the costs above, this example helps you compare the expenses of the Fund’s shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$	$

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

The minimum initial investment in the Fund is $5,000 ($2,500 for retirement account or custodial accounts and $1,000 for automatic investment plans) and minimum subsequent investments are $100. The advisor may, in its sole discretion, waive these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - Your initial purchase request must include:

•	a completed and signed investment application form (which accompanies this Prospectus); and
•	a check (subject to the minimum amounts) made payable to Sound Mind Investing Fund.

Mail the application and check to:

U.S. Mail: Sound Mind Investing Fund	Overnight:	Sound Mind Investing Fund
	c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
	P.O. Box 6110	431 North Pennsylvania Street
	Indianapolis, Indiana 46206	Indianapolis, Indiana 46204

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By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) SMI-Fund (877-764-3863) to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

•	your name
•	the name of your account(s)
•	your account number(s)
•	a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, follow the instructions outlined under the heading “Initial Purchase – By Wire” in this prospectus.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); 403(b) plans and other tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Please contact the Fund’ transfer agent at (877) SMI-Fund (877-764-3863) for information regarding opening an IRA or other retirement account. Please consult with an attorney or tax advisor regarding these plans. The advisor has chosen to pay the custodial fees for IRAs. However, the Fund reserves the right to charge shareholders for this service in the future.

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Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Sound Mind Investing Fund	Overnight:	Sound Mind Investing Fund
	c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
	P.O. Box 6110	431 North Pennsylvania Street
	Indianapolis, Indiana 46206	Indianapolis, Indiana 46204

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may

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also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Please call Shareholder Services at (877) – SMI Fund (877-764-3863) if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (877) – SMI Fund (877-764-3863). You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 2.00% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within 90 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 90-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be retained by the Fund for the benefit of existing shareholders.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund’s advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

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While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at 1(877) – SMI Fund (877-764-3863). Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. For example, an underlying fund in which the Fund invests may fail to calculate its NAV as of the NYSE close. Without good faith pricing, short-term traders could take

11

advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders. However, there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and net realized capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of net realized capital gains. The Fund declares and pays dividends at least annually.

Taxes. Investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income.

The Fund will normally distribute net realized capital gains to its shareholders once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “2003 Tax Act”).

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Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions	Ordinary income rate

Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*

Sales of shares

(including redemptions) owned	Gains taxed at generally maximum 15%
more than one year	on non-corporate taxpayers*

Sales of shares

(including redemptions) owned	Gains are taxed at the same rate as ordinary income;
for one year or less	losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2008.

Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

MANAGEMENT OF THE FUND

Investment Advisor

SMI Advisory Services, LLC serves as the advisor to the Fund. The advisor has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The advisor sets the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions

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for the Fund’s portfolio and votes any proxies solicited by portfolio companies. The Fund is the first mutual fund managed by the advisor.

The advisor is a joint venture between Omnium Investment Company, LLC, and Marathon Partners, LLC. Austin Pryor, the controlling shareholder of Marathon Partners, is the sole proprietor of Sound Mind Investing, a Christian non-denominational financial newsletter.

The Fund is authorized to pay the advisor a fee based on the Fund’s average daily net assets as follows:

Fund Assets	Management Fee
$1 - $250 million	1.00%
$250,000,001 to $500 million	0.90%
Over $500 million	0.80%

The advisor contractually has agreed to waive its fee and reimburse the Fund’s expenses so that total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses), taxes and extraordinary expenses, do not exceed 1.50% of the Fund’s average daily net assets through ______, 2007. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

The advisor, not the Fund, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Each annual report of the Fund will contain information about the factors that the Board of Trustees considered in approving the Fund’s management agreement.

Portfolio Managers

•

Mark Biller. As co-portfolio manager of the Fund, Mark Biller is jointly responsible for researching and selecting the Fund’s investments and determining overall allocation among style categories. In addition to his duties at the advisor, Mark Biller is the Executive Editor of the Sound Mind Investing Newsletter and website. He joined Sound Mind Investing in January 2000 and, along with Austin Pryor, is currently responsible for all aspects of the Sound Mind Investing Newsletter and online business. Mark’s writings on a broad range of financial and investment topics have been featured in a variety of national print and electronic media, and he has also appeared as a financial/investing commentator for various national and local financial radio programs on numerous occasions. Mark has been primarily responsible for the fund selection within the Sound Mind Investing newsletter’s upgrading strategy in recent years. As an investing newsletter, Sound Mind Investing has not managed customer accounts for readers in the past. The Sound Mind Investing Newsletter has, over the past 15 years, provided investment recommendations to tens of thousands of subscribers using a variety of investment strategies, including the fund upgrading strategy. Mr. Biller earned his Bachelor of Science degree in

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Finance from Oral Roberts University in 1994, and worked for several years in the tax software business before joining Sound Mind Investing.

•

Eric Collier, CFA. As co-portfolio manager of the Fund, Eric Collier is jointly responsible for researching and selecting the Fund’s investments and determining overall allocation among style categories. In addition to his duties at the advisor, Eric Collier is a co-founding managing partner of Omnium Investment Company, LLC and Omnium Capital, LLC, an alternative investments manager for high net worth clientele. At Omnium Investment Company, he is responsible for managing institutional separate account relationships and portfolio management functions for those accounts including selecting investments and determining overall allocation among style categories. At Omnium Capital, he jointly oversees the firm’s portfolio management services, which includes conducting analytical and quantitative research, trading, and risk management. Prior to co-founding Omnium Investment Company, and Omnium Capital in 2001, Mr. Collier worked at Oxford Group, Ltd, a fee-only financial services firm from April 2000 to February 2001. At Oxford Group, Mr. Collier provided investment advice to several high net-worth individuals concentrating on investment and financial planning strategies. Prior to that time, Mr. Collier was an Investment Analyst and Registered Investment Advisor Representative for Webb Financial Advisors, an Investment Advisory firm from 1997 to March of 2000 where he was responsible for due diligence and manager selection on large capitalized growth and value securities, small capitalized growth and value securities, international capitalized securities, and fixed income securities. Mr. Collier graduated from Indiana University with a Bachelor of Science degree in Finance in 1998. He also studied at the University of Maastricht in the Netherlands in the International Business Program. He is a CFA charter holder, and is a member of the CFA Institute (formerly Association for Investment Management and Research AIMR) and the Investment Management Association of Indianapolis.

•

Anthony Ayers, CFA. As co-portfolio manager of the Fund, Anthony Ayers is jointly responsible for researching and selecting the Fund’s investments and determining overall allocation among style categories. In addition to his duties at the advisor, Anthony is a co-founding managing partner of Omnium Investment Company, LLC and Omnium Capital, LLC. At Omnium Capital, he jointly oversees the firm’s portfolio management services, which includes conducting analytical and quantitative research, trading, and risk management. Mr. Ayers helped develop the advisor’s risk management procedures and a proprietary daily risk management reporting system. Prior to co-founding Omnium Capital, LLC in 2001 Mr. Ayers was an Investment Analyst at Oxford Group, Ltd. from July 2000 to February 2001 where he was responsible for performing manager searches and due diligence on various mutual fund portfolio managers specializing in large capitalized growth and value securities, small capitalized growth and value securities, international capitalized securities, and fixed income securities. Prior to Oxford Group, Mr. Ayers was a Senior Investment Representative for Charles Schwab from April 1995 to June 2000, where he assisted high net-worth clients with developing and trading complex option strategies, hedging concentrated portfolios, constructing diversified investment portfolios, risk management, and making individual stock and mutual fund recommendations. Mr. Ayers graduated from Indiana University with a Bachelor of Science degree in finance, and is a CFA charter holder.

The Fund’s Statement of Additional Information provides additional information about the Fund’s portfolio managers, including each portfolio manager’s compensation, other accounts that he manages, and ownership of Fund shares.

FINANCIAL HIGHLIGHTS

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Because the Fund recently commenced operations, there are no financial highlights available at this time.

16

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi Annual Reports: While the Prospectus describes the Fund’s potential investments, the Annual and Semi Annual Reports detail the Fund’s actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The Statement of Additional Information (“SAI”) supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (877) SMI-Fund (877-764-3863). You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Fund’s SAI and Annual and Semi Annual reports are available, free of charge, at the Fund’s Internet site at www.smifund.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: href="mailto:publicinfo@sec.gov">publicinfo@sec.gov , or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-0109.

Investment Company Act #811-21237

3189872

SOUND MIND INVESTING FUND

STATEMENT OF ADDITIONAL INFORMATION

___________, 2005

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of Sound Mind Investing Fund dated __________, 2005. A free copy of the Prospectus can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling Shareholder Services at (877) SMI-Fund (877-764-3863).

TABLE OF CONTENTS

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DESCRIPTION OF THE TRUST AND FUND

Sound Mind Investing Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 29, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is SMI Advisory Services, LLC (the “Advisor”).

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s initial annual report will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

A.        Investment Companies Securities. Subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will invest primarily in the securities of other investment companies (underlying funds). The Fund may invest in other mutual funds, money market funds, and exchange-traded funds (“ETFs”), including ETFs that hold portfolio of securities which closely tracks the price performance and/or dividend yield of various indices, and other closed-end funds. When the Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative.

Popular ETFs include SPDRs, DIAMONDS and QQQQs. SPDRs are S&P Depositary Receipts that represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of securities that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQQs trade on the American Stock Exchange under the symbol QQQQ. Exchange-traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs.

The Fund may also invest in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

B.        Equity Securities. The Fund may invest primarily in other investment companies that hold a portfolio of equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

C.        Fixed Income. The Fund may invest in other investment companies that hold a portfolio of fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

D.	Foreign Securities.

1.         General. To the extent that the Fund invests in foreign investment companies, or in domestic funds that hold portfolios of foreign securities, it will be subject to certain considerations and risks that are not typically associated with investing in underlying funds that invest solely in domestic securities. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

2.         Emerging Markets Securities. The Fund may purchase ETFs that invest in, or other investment companies that are located in, emerging market securities. To the extent the Fund invests in such securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular closed-end fund.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

E.        Options on Securities Indices. The Fund may purchase and sell call and put options on securities indices. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. There are certain risks involved in the use of options on securities indices. There is a risk that the movement in the prices of the index or instrument underlying an option may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render the Fund's hedging strategy unsuccessful and could result in losses. There is a risk that the Advisor could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such a case, the Fund would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause the Fund’s return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and the Advisor’s accuracy in predicting the future changes in interest rate levels and securities price movements. In addition, exchanges may establish daily price fluctuation limits for options and may halt trading if an option’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions.

INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of

Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry (other than investment companies). This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.         Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

3. Illiquid Securities. The Fund will not invest more than 15% of its net assets in securities that are illiquid or restricted at the time of purchase.

4. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

INVESTMENT ADVISOR

The Advisor is SMI Advisory Services, LLC, 422 Washington Street, Columbus, IN 47201. The Advisor is a joint venture between Omnium Investment Company, LLC, and Marathon Partners, LLC. Austin Pryor, the controlling shareholder of Marathon Partners, is the sole proprietor of Sound Mind Investing, a Christian non-denominational financial newsletter.

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee based on the Fund’s average daily net assets as follows:

Fund Assets	Management Fee
$1 - $250 million	1.00%
$250,000,001 to $500 million	0.90%
Over $500 million	0.80%

The advisor contractually has agreed to waive its fee and reimburse the Fund’s expenses so that total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses), taxes and extraordinary expenses, do not exceed 1.50% of the Fund’s average daily net assets through ______, 2007. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

The Agreement was approved by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”), at an in-person meeting held on August 29, 2005. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor in advance of the meeting, including current financial statements and Form ADV Part II for the Advisor’s parent company and an investment questionnaire describing its focused equity investment strategy. The Trustees reviewed a description of the Advisor’s business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars and proxy voting, and the Advisor represented to the Board that there are no pending material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The Advisor also represented to the Board that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of the federal securities laws.

In considering the Agreement, the Trustees primarily considered that: _______________________.

As a result of their considerations, the Trustees, including the Independent Trustees voting separately, unanimously determined that the proposed Management Agreement is in the best interests of the Fund and its shareholders.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

The Advisor’s investment team is jointly and primarily responsible for the day-to-day management of the Fund. Eric Collier, Anthony Ayers and Mark Biller (each a “Portfolio Manager,” or collectively, the “Portfolio Managers”) comprise the Advisor’s investment team. As of August 31,

2005, each Portfolio Manager was responsible for the management of the following types of other accounts in addition to the Fund:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Eric Collier	Mutual Funds: 0 Retail Accounts: 0 Hedge Funds: 1	Mutual Funds: 0 Retail Accounts: N/A Hedge Funds: $5.6 million	Mutual Funds: N/A Retail Accounts: N/A Hedge Funds: 1	Mutual Funds: N/A Retail Accounts: N/A Hedge Funds: $5.6 million
Anthony Ayers	Mutual Funds: 0 Retail Accounts: 0 Hedge Funds: 1	Mutual Funds: 0 Retail Accounts: N/A Hedge Funds: $5.6 million	Mutual Funds: N/A Retail Accounts: N/A Hedge Funds: 1	Mutual Funds: N/A Retail Accounts: N/A Hedge Funds: $5.6 million
Mark Biller	Mutual Funds: 0 Retail Accounts: 0 Hedge Funds: 0	Mutual Funds: 0 Retail Accounts: 0 million Hedge Funds: N/A	Mutual Funds: N/A Retail Accounts: 0 Hedge Funds: N/A	Mutual Funds: N/A Retail Accounts: N/A Hedge Funds: N/A

At present the Portfolio Managers do not receive a salary or any other direct compensation from the Advisor.  However, the Portfolio Managers do share in the Advisor’s annual profits based upon their respective level of ownership of the Advisor.  Mr. Biller shares in profits through his ownership of Marathon Partners, LLC, while Mr. Collier and Mr. Ayers share in profits through their ownership of Omnium Investment Company, LLC.  In addition, the Portfolio Managers may receive compensation from the Advisor’s affiliates for their duties performed at such affiliates.  For his duties as Executive Editor of Sound Mind Investing, Mr. Biller receives a fixed annual salary from Sound Mind Investing, and a share of Sound Mind Investing’s annual net profit through a profit-sharing plan that allocates the percentage of profits paid to each senior employee based on their tenure, specific responsibilities, and recent job performance.

Mr. Collier and Mr. Ayers do not currently receive a fixed or variable salary for their duties at Omnium Capital, LLC.  However, as owners of the firm, they share in Omnium Capital’s annual net profits, which are allocated based upon each person’s ownership interest, as well as in the performance fee received by Omnium Capital as general partner to a hedge fund, which is limited to 20% of the appreciation in each limited partner’s capital account as of the last day of the fiscal year (net of the management fees and all other expenses and subject to the recovery of losses incurred in prior periods) over the higher of (i) the beginning value of the account on the first day of the fiscal year or (ii) the high-water mark (i.e., the highest account value for which a performance fee was awarded during the preceding fiscal years). In contrast, the Portfolio Managers do not receive any performance-based compensation in connection with their duties to the Fund.

Potential conflicts of interest may arise because the Portfolio Managers may be required to pursue different investment strategies on behalf of the Fund and the other accounts managed by the Portfolio Managers.  For example, a Portfolio Manager may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund.  This means that research on specific investments to determine the merits of including them in the Fund’s portfolio are similar, but not identical, to those employed in building separate account client portfolios.   There also may be circumstances under which the Portfolio Managers will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets that the Portfolio Managers commit to such investment. There also may be circumstances under which the Portfolio Managers purchase or sell an investment for the other accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for the other accounts.

It is generally the Advisor’s policy that investment decisions for all accounts that the Portfolio Managers manage be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the Fund and other accounts. For example, the Advisor has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Advisor. When feasible, the Portfolio Managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the Fund and other client accounts. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata average price per share basis.

As set forth above, the Portfolio Managers provide investment advisory and other services to clients other than the Fund. In addition, each Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of family members; as a result, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the Portfolio Managers may manage such other accounts on terms that are more favorable than the terms on which the Advisor manages the Fund, such as in cases where the Advisor receives higher fees from the other accounts than the management fee received from the Fund, or with respect to the hedge fund in connection with which two of the Portfolio Managers are entitled to receive performance-based incentive fees. The performance fee may create a potential conflict of interest by providing an incentive for Mr. Collier and Mr. Ayers to allocate investments with greater capital appreciation opportunities to the hedge fund rather to the Fund. This does not apply to Mr. Biller because he is not an affiliated person of the hedge fund or its manager, Omnium Capital, LLC.

As soon as practicable after the Fund’s effectiveness, the Portfolio Managers have committed to purchase shares of the Fund in the following ranges:

Portfolio Manager	Dollar Range of Fund Shares
Eric Collier	$1-10,000
Anthony Ayers	$10,001-$50,000
Mark Biller	$10,001-$50,000

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime Advisors Trust since July 2002; Trustee of Access Variable Insurance Trust since April 2003; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust since November 2002; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust since November 2002; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

*	The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

The Trust’s audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2004.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952)*** Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust since November 2002; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust since July 2004; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

Freddie Jacobs, Jr., CPA (1970) Chief Financial Officer and Treasurer, July 2005 to present; Secretary, September 2004 to June 2005

Vice President of Unified Fund Services, Inc., the Trust’s administrator, since December 2003; Assistant Vice President of U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer from 1998 to 2000; Chief Financial Officer and Treasurer of AmeriPrime Advisors Trust since July 2005; Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust from September 2004 to June 2005; Secretary of CCMI Funds from September 2004 to March 2005; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust since October 2004; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since December 2004 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather A. Barnes (1975) Secretary, July 2005 to present

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust since July 2005.

*	The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

*** Mr. Tritschler may be deemed to be an “interested person” of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

Trustee	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares of All Funds Within the Fund Complex*
Gary E. Hippenstiel	None	None
Ronald Tritschler	None	None
Stephen Little	None	None
Daniel Condon	None	None

* Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund

Complex on an aggregate basis. Trustees’ and officers’ fees and expenses of the Trust are Fund Complex expenses and each series incurs its expenses at the same rate.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex*
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$ size=2>1,440	$0	$0	$36,000
Stephen A. Little, Chairman of the Board	$1,440	$0	$0	$36,000
Daniel Condon, Trustee	$ size=2>960	$0	$0	$24,000
Non-Independent Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex*
Ronald C. Tritschler, Trustee	$960	$0	$0	$24,000
Anthony Ghoston, President and CEO	$0	$0	$0	$0
Freddie Jacobs, CFO and Treasurer	$0	$0	$0	$0
Lynn Wood, Chief Compliance Officer	$5,000	$0	$0	$125,000
Heather Barnes, Secretary	$0	$0	$0	$0

* Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor.

PORTFOLIO TURNOVER

The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Trust and the Advisor have each adopted a Code of Ethics (the “Rule 17j-1 Code”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund or the Advisor, free of charge, by calling Shareholder Services at (877) SMI-Fund (877-764-3863). You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund do not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month.  The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.  The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month.  The information will remain posted on the website until replaced by the information for the succeeding month.  If the Fund’s website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

PROXY VOTING POLICIES

The Trust and the Fund’s Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees. The Advisor’s proxy voting policy requires the Advisor to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Advisor’s policy underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Advisor’s policy dictates that the Advisor vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Advisor on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

You may obtain a copy of the Trust’s and the Advisor’s proxy voting policies by calling Shareholder Services at (877) SMI-Fund (877-764-3863). or by writing to Unified Fund Services, Inc., the Fund’s transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. The Board of Trustees annually approves the pricing service used by the fund accounting agent. The Fund accounting agent maintains a pricing review committee, and the committee may, from time to time, seek valuation directly from an Independent Trustee on good faith pricing issues. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the net asset value of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	= Net Asset Value Per Share
Shares Outstanding

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the amount being redeeming is more than the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Fund, the Fund has the right to redeem shares by paying the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, but intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Dividends out of net investment income (generally interest income and dividends received on investments, less expenses), together with distributions of net realized short-term capital gains and certain foreign currency gains, are generally taxable as ordinary income to shareholders who are subject to federal income taxes, whether or not reinvested. As a result of recent federal tax legislation, qualifying distributions paid out of the Fund’s investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income. Distributions of the excess, if any, of net long-term capital gains over net short-term capital losses (“net capital gain”) designated by the Fund as capital gain dividends will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in the Fund’s shares, regardless of how long the shareholders have held the Fund’s shares. Long-term capital gains to the Fund require the holding of assets for more than one year.

A redemption of the Fund’s shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•

Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund’s income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Unified Fund Services, Inc. (“Unified”), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund’s transfer agent, fund accountant, and administrator.  A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (“UFS”), the parent company of Unified.  Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions.  In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services.  Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.  For these services, Unified is entitled to 0.25% for the first $150 million of the Fund’s average net assets per year; 0.20% of the Fund’s average net assets from $150 million to $500 million; and 0.15% of the average net assets over $500 million per year (subject to a $225,000 annual minimum for year one; $250,000 annual minimum for year two, and $275,000 annual minimum for years three and subsequently thereafter).

ACCOUNTANTS

The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending ______, 2006. Cohen McCurdy performs an annual audit of the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of UFS, the parent company of the Distributor, and certain officers of the Trust are an officer of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by UFS.

FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, has no financial statements.

20

PART C. OTHER INFORMATION

Item 22.	Exhibits

(1)	(a)	Financial Statements included in Part A: None.

(b)	Financial Statements included in Part B: None.

(2)

(a)          Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.
(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts.

1.

Copy of Registrant’s Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2.

Copy of Registrant’s Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

3.

Copy of Registrant’s Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

4.

Copy of Registrant’s Management Agreement with Spectrum Advisory Services, Inc. (“Spectrum”) with regard to the Marathon Value Portfolio, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

5.

Copy of Registrant’s Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

6.	Copy of Registrant’s Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap

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Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

7.

Copy of Registrant’s Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

8.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

9.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

10.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

11.

Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

12.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

13.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

14.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

15.	Copy of Registrant’s Management Agreement with Chinook Capital

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Management approved September 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

16.

Copy of Registrant’s Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

17.

Copy of Registrant’s Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

18.

Copy of Registrant’s Management Agreement with Appalachian Asset Management with regard to the AAM Equity Fund approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

19.

Copy of Registrant’s Management Agreement with Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

20.

Copy of Registrant’s Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

21.

Copy of Registrant’s Management Agreement with Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

22.

Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

23.

Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

24.

Copy of Registrant’s Management Agreement with Chicken Little Fund Group Inc. with regard to the Chicken Little Growth Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A

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June 16, 2005 and incorporated herein by reference.

25.	Copy of Registrant’s Management Agreement with SMI Advisors, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed herewith.

(e)

(1)           Underwriting Contracts. Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

(2)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)

Custodian Agreement. Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(h)

Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(i)	Legal Opinion and Consent – None.

(j)	Other Opinions – None.

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(k)	Omitted Financial Statements – None.

(l)

Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)

(1)               Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2)

Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(3)

Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(4)	Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)	Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(6)	Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(7)	Copy of Rule 12b-1 Distribution Plan for Dobson Covered Call Fund – Filed with Registrant’s registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

(8)	Copy of Rule 12b-1 Distribution Plan for Chicken Little Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

(9)	Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

(n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and

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incorporated herein by reference.

(o)	Reserved.

(p)	(1) Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2005 and incorporated herein by reference.

(2)	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(q)	(1) Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(2)	ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)	Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)	Proxy Voting Policy and Procedures adopted by Corbin & Company – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(6)

Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

(7)

Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(8)	Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. – Filed with Registrant’s registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

(9)

Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

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(10)

Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(11)

Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

(12)

Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(13)

Proxy Voting Policy and Procedures adopted by Leader Capital Corporation with regard to the Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(14)

Proxy Voting Policy and Procedures adopted by Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(15)

Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(16)

Proxy Voting Policy and Procedures adopted by Chicken Little Fund Group Inc. with regard to the Chicken Little Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(17)	Proxy Voting Policy and Procedures adopted by SMI Advisory Services, LLC with regard to Sound Mind Fund – To be filed.

Item 23.	Persons Controlled by or Under Common Control with Registrant

None.

Item 24.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at

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the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 25.	Business and Other Connections of the Investment Advisers

1.

Ariston Capital Management Corp (“Ariston”) serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR’s CRD/IARD system, and available on the Investment Adviser Public Disclosure Website (“IAPD”).

2.

Gamble, Jones, Morphy & Bent (“GJMB”) serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IAPD.

3.

GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IAPD.

4.

Spectrum Advisory Services, Inc. (“Spectrum”) serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IAPD.

5.

StoneRidge Investment Partners, LLC (“SIPL”) serves as the investment adviser for the StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer.

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Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I filed via the IAPD.

6.

Becker Capital Management, Inc. (“Becker”) serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I filed via the IAPD.

7.

Dreman Value Management, LLC (“Dreman”) serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I filed via the IAPD.

8.

Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I filed via the IAPD.

9.

IMS Capital Management, Inc.(“IMS”) serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I filed via the IAPD.

10.

Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I filed via the IAPD.

11.

Marco Investment Management, LLC serves as the investment adviser to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I filed via the IAPD.

12.

Leader Capital Corporation (“Leader”) serves as the investment adviser to the Leader Short-Term Bond Fund, a series of the Trust. Mr. John E. Lekas serves as President of Leader. Further information about Leader can be obtained from the Form ADV Part I filed via the IAPD.

13.

Dobson Capital Management, Inc. serves as investment adviser to the Dobson Covered Call Fund, a series of Registrant. Mr. Charles Dobson serves as President of Dobson. Further information about Dobson can be obtained from the Form ADV Part I of Dobson filed via the IAPD.

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14.

Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I filed via the IAPD.

15.

Chicken Little Fund Group, Inc. (“CLG”) serves as investment adviser to the Chicken Little Growth Fund, a series of Registrant. Mr. Stephen Coleman serves as President and Chief Investment Officer of CLG. Further information about CLG can be obtained from the Form ADV Part I of CLG filed via the IAPD.

16.

SMI Advisory Services, LLC (“SMI”) serves as investment adviser to the Sound Mind Investing Fund, a series of Registrant. Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI. Further information about SMI can be obtained from the Form ADV Part I of SMI filed via the IAPD.

Item 26.	Principal Underwriters

Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust

(a)

Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies:  American Pension Investors Trust, AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Eastern Point Advisors Funds, Runkel Funds, Inc., Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

(b)	The directors and officers of Unified Financial are as follows:

Name	Title	Position with Trust
Gregory S. Drose	President	None
Thomas G. Napurano	Director, CFO and Exec. Vice President	None
Stephen D. Highsmith, Jr.	Director and Senior Vice President	None
D. Eric McKenzie	Assistant Vice President	None
Karyn E. Cunningham	Controller	None
Lynn E. Wood	Chief Compliance Officer	Chief Compliance Officer

(c)	Not applicable.

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Item 27.	Location of Accounts and Records

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

Ariston Capital Management Corp

40 Lake Bellevue Drive, Suite 220

Bellevue, Washington 98005

Corbin & Company

1320 South University Drive, Suite 406

Fort Worth, Texas 76107

Gamble, Jones, Morphy & Bent

301 East Colorado Blvd., Suite 802

Pasadena, California 91101

GLOBALT, Inc.

3060 Peachtree Road, N.W.

One Buckhead Plaza, Suite 225

Atlanta, Georgia 30305

Spectrum Advisory Services, Inc.

1050 Crown Pointe Parkway

Atlanta, GA 30338

StoneRidge Investment Partners, LLC

3421 Saint Davids Road

Newtown Square, PA 19073

Becker Capital Management, Inc.

1211 SW Fifth Avenue, Suite 2185

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Portland, OR 97204

Dreman Value Management, LLC

520 East Cooper Avenue
Suite 230-4

Aspen, CO 81611

Crawford Investment Counsel, Inc.

100 Galleria Parkway

Suite 980

Atlanta, GA 30339

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97266

Chinook Capital Management

4380 SW Macadam Ave
Suite 250
Portland, OR 97239

Marco Investment Management, LLC
300 Atlanta Financial Center

3343 Peachtree Road, NE

Atlanta, GA 30326

Leader Capital Corporation
121 SW Morrison St.
Suite 425
Portland, OR 97204

Appalachian Asset Management, Inc.

1018 Kanawha Blvd., East, Suite 301

Charleston, WV 25301

Dobson Capital Management, Inc.
1422 S. Van Ness Street
Santa Ana, California 92707

Financial Counselors, Inc.
442 West 47th Street
Kansas City, Missouri

Chicken Little Fund Group, Inc.
1310 Papin Street, Suite 104
St. Louis, MO 631013

SMI Advisory Services, LLC
422 Washington Street
Columbus, IN 47201

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Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 28.	Management Services

None.

Item 29.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on September 6, 2005.

UNIFIED SERIES TRUST

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Attest:

/s/	Freddie Jacobs, Jr.

Freddie Jacobs, Jr., Treasurer

and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Freddie Jacobs, Jr. * Daniel Condon	Trustee	September 6, 2005
/s/ Freddie Jacobs, Jr. * Gary E. Hippenstiel	Trustee	September 6, 2005
/s/ Freddie Jacobs, Jr. * Stephen Little	Trustee	September 6, 2005
/s/ Freddie Jacobs, Jr. * Ronald Tritschler	Trustee	September 6, 2005

*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

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INDEX TO EXHIBITS

Exhibit Number	Description

EX.99.d	Management Agreement with SMI Advisory Services, LLC with respect to the Sound Mind Investing Fund

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